Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Funding Arrangement [Line Items]
Cash Proceeds	$ 95,456	$ 14,756	$ 215,168
Maximum [Member]
Funding Arrangement [Line Items]
Public offering price	$ 11.3867
Gross proceeds	$ 100,000
Series H-1 Redeemable Convertible Preferred Stock [Member]
Funding Arrangement [Line Items]
Preferred Stock, Shares Issued	22.4
Common stock warrants	22.4
Cash Proceeds	$ 127,000
Net of issuance costs	200
Preferred stock warrant at fair value	95,500
Common Stock warrant at fair value	31,500
Intrinsic value	$ 60,400
Cumulative dividend	$ 0.4554
Dividend	$ 0
Unpaid accumulated dividend	$ 16,800
Preferred stock liquidation per share	$ 5.6934
Preferred stock conversion to common stock price	5.6934
Preferred stock, conversion price	5.6934
Series H Preferred Stock [Member]
Funding Arrangement [Line Items]
Preferred Stock, Shares Issued		2.6	39.5
Common stock warrants		0.9	13.2
Cash Proceeds		$ 14,900	$ 216,600
Net of issuance costs		100	8,400
Cash Proceeds		$ 14,800	$ 215,200
Noncumulative dividend	0.4554
Preferred stock liquidation per share	5.6934
Preferred stock conversion to common stock price	5.6934
Preferred stock, conversion price	5.6934
Series A Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	10.3251
Preferred stock liquidation per share	129.0387
Preferred stock conversion to common stock price	91.7319
Preferred stock, conversion price	1.9011
Series B Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	8.5792
Preferred stock liquidation per share	107.5156
Preferred stock conversion to common stock price	81.5974
Preferred stock, conversion price	1.9011
Series C Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	23.1286
Preferred stock liquidation per share	288.9825
Preferred stock conversion to common stock price	139.6147
Preferred stock, conversion price	1.9011
Series D Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	0.0992
Preferred stock liquidation per share	1.2401
Preferred stock conversion to common stock price	1.2401
Preferred stock, conversion price	1.2401
Series E Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	0.0992
Preferred stock liquidation per share	2.4802
Preferred stock conversion to common stock price	1.2401
Preferred stock, conversion price	1.2401
Series F Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	0.1999
Preferred stock liquidation per share	2.4988
Preferred stock conversion to common stock price	2.4988
Preferred stock, conversion price	2.4988
Series G Preferred Stock [Member]
Funding Arrangement [Line Items]
Noncumulative dividend	0.3505
Preferred stock liquidation per share	4.3808
Preferred stock conversion to common stock price	4.3808
Preferred stock, conversion price	$ 4.3808